Note 7 - Subsequent Events (Q3) (Details) - Forecast [Member] - Merger Sub [Member]	Dec. 31, 2020
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	39.00%
Cytocom [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	61.00%